Unaudited Condensed Consolidated Interim Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Goodwill	£ 7,325.1	£ 7,388.8
Other	1,364.5	1,389.3
Property, plant and equipment	820.8	790.9
Right-of-use assets	1,445.0	1,504.5
Interests in associates and joint ventures	424.4	330.7
Other investments	448.7	387.3
Deferred tax assets	264.8	212.9
Corporate income tax recoverable	44.0	24.8
Trade and other receivables	177.5	156.2
Non-current assets	12,314.8	12,185.4
Current assets
Corporate income tax recoverable	141.3	133.1
Trade and other receivables	10,224.5	10,972.3
Cash and short-term deposits	3,546.1	12,899.1
Total of current assets after including assets classified as held for sale	13,911.9	24,004.5
Current liabilities
Trade and other payables	(12,714.8)	(13,859.7)
Corporate income tax payable	(312.2)	(330.9)
Short-term lease liabilities	(267.5)	(323.8)
Bank overdrafts, bonds and bank loans	(803.3)	(8,619.2)
Total of current liabilities after including liabilitites associated with assets as held for sale	(14,097.8)	(23,133.6)
Net current (liabilities)/assets	(185.9)	870.9
Total assets less current liabilities	12,128.9	13,056.3
Non-current liabilities
Bonds and bank loans	(4,286.5)	(4,975.5)
Trade and other payables	(431.9)	(313.5)
Corporate income tax payable		(1.3)
Deferred tax liabilities	(329.9)	(304.1)
Provisions for post-employment benefits	(151.6)	(156.7)
Provisions for liabilities and charges	(316.6)	(306.3)
Long-term lease liabilities	(1,809.8)	(1,832.5)
Non-current liabilities	(7,326.3)	(7,889.9)
Net assets	4,802.6	5,166.4
Equity
Called-up share capital	127.0	129.6
Share premium account	570.3	570.3
Other reserves	(43.4)	196.0
Own shares	(1,114.8)	(1,118.3)
Retained earnings	4,952.1	5,070.7
Equity shareholders' funds	4,491.2	4,848.3
Non-controlling interests	311.4	318.1
Total equity	£ 4,802.6	£ 5,166.4